VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—18.1%
BCE, Inc.	40,775	$ 2,122
Omnicom Group, Inc.	21,554	1,579
Spark New Zealand Ltd.	523,127	1,619
Telenor ASA	62,517	984
Verizon Communications, Inc.	29,497	1,533
		7,837

Consumer Discretionary—2.8%
Leggett & Platt, Inc.	29,467	1,213
Consumer Staples—9.4%
Coca-Cola Co. (The)	20,407	1,208
PepsiCo, Inc.	3,761	653
Tate & Lyle plc	160,334	1,436
Unilever plc	14,473	773
		4,070

Financials—21.3%
Bank of Hawaii Corp.	10,098	846
IGM Financial, Inc.	40,773	1,470
PNC Financial Services Group, Inc. (The)	3,215	645
Royal Bank of Canada	14,773	1,568
Singapore Exchange Ltd.	89,582	618
Tokio Marine Holdings, Inc.	21,520	1,196
U.S. Bancorp	19,233	1,080
Zurich Insurance Group AG	1,743	766
Zurich Insurance Group AG ADR(1)	23,566	1,037
		9,226

Health Care—9.8%
Johnson & Johnson	1,260	216
Merck & Co., Inc.	10,365	794
Patterson Cos., Inc.	38,946	1,143
Pfizer, Inc.	26,919	1,590
Sonic Healthcare Ltd.	14,801	502
		4,245

Industrials—10.8%
Adecco Group AG Registered Shares	23,648	1,209
BAE Systems plc	261,637	1,947
MSC Industrial Direct Co., Inc. Class A	15,817	1,330
Watsco, Inc.	681	213
		4,699

Information Technology—6.7%
Cisco Systems, Inc.	14,642	928
International Business Machines Corp.	12,966	1,733
Paychex, Inc.	1,727	235
		2,896

Materials—7.9%
Amcor plc	147,070	1,766
Eastman Chemical Co.	10,623	1,285
	Shares	Value

Materials—continued
Kemira OYJ	25,305	$ 384
		3,435

Real Estate—1.4%
Crown Castle International Corp.	3,009	628
Utilities—11.0%
Fortis, Inc.	32,633	1,575
Southern Co. (The)	23,868	1,637
Terna - Rete Elettrica Nazionale	140,679	1,140
WEC Energy Group, Inc.	4,320	419
		4,771

Total Common Stocks (Identified Cost $36,804)		43,020

Total Long-Term Investments—99.2% (Identified Cost $36,804)		43,020

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	164,155	164
Total Short-Term Investment (Identified Cost $164)		164

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)(3)	45,000	45
Total Securities Lending Collateral (Identified Cost $45)		45

TOTAL INVESTMENTS—99.7% (Identified Cost $37,013)		$43,229
Other assets and liabilities, net—0.3%		139
NET ASSETS—100.0%		$43,368

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Country Weightings†
United States	49%
Canada	15
Switzerland	11
United Kingdom	10
New Zealand	4
Japan	3
Italy	3
Other	5
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$43,020	$43,020
Securities Lending Collateral	45	45
Money Market Mutual Fund	164	164
Total Investments	$43,229	$43,229
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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